Organization and Business Operations (Details) (USD $) In Millions, unless otherwise specified		9 Months Ended		1 Months Ended	0 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2013 item acre	Dec. 31, 2013 Sharing agreement item acre	Aug. 01, 2012 AWP	Jul. 31, 2011 AWP Sharing agreement acre item	Aug. 01, 2012 AWP Karlsson Group item	Dec. 31, 2013 AWP Karlsson Group	Nov. 30, 2011 AWP Karlsson Group acre item	Mar. 31, 2013 AWP Karlsson Group
Organization and Business Operations
Amount of cash contributions made							$ 11.0
Number of private sections							8
Number of Arizona state sections on which permits are held							42
Area transferred in exchange for equity interest (in acres)							31,000
Ownership percentage			50.00%				50.00%
Number of private mineral estate sections covered		101		101
Area of private mineral leases related to private mineral estates covered (in acres)		62,000		62,000
Ownership percentage acquired from Karlsson Group					50.00%	50.00%		50.00%
Number of leases for which rights relinquished					8
Number of leases on mineral estate sections on which exploration permits are held	143
Area of mineral leases sections on which exploration permits are held (in acres)	88,175